Financial Assets At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure of financial assets at fair value through profit or loss

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Unlisted securities
Trust plans	3,470,473	9,927,037
Asset management plans	6,850,268	9,752,250
Private fund and other equity investments	7,512	4,624,024
Mutual funds	5,732,842	3,199,106
Corporate bonds	15,271	3,044,407
Bank wealth management products	251,684	2,091,730
Structured deposits	430,760	961,804
Factoring products	1,824,246	823,539

	18,583,056	34,423,897